ASSETS AND LIABLITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABLITIES HELD FOR SALE
ASSETS AND LIABLITIES HELD FOR SALE

15.ASSETS AND LIABLITIES HELD FOR SALE

In December 2023, the group signed an offer to purchase 9366-5230 Quebec Inc. In March 2024, a purchase and sale agreement was signed for the sale of 9366-5230 Quebec Inc. (“Mirabel”) for proceeds of $6.1 million. As a result of the sale, the material assets and liabilities of Mirabel were reclassified to be held for sale as at December 31, 2023, as follows:

2023
Non-current Assets	$’000
Tangible Fixed Assets	2,725
Right of use assets	536
Assets held for sale	3,261

2023
Non-current liabilities	$’000
Mortgage Payable	1,532
Lease Liability	558
Liabilities held for sale	2,090